Equity method investments (FY)	12 Months Ended
Dec. 31, 2024
Equity Method Investments [Abstract]
Equity method investments
Note 21. Equity method investments
The Company uses the equity method of accounting for its investments in entities over which the Company has the ability to exercise significant influence over operating and financial policies or exercise joint control with other investors but does not control and is not the primary beneficiary. Equity method investments are initially recognized at cost and are included within Other noncurrent assets on the combined balance sheets. The Company’s proportionate interest in the operating results of the entity is included within Income from equity method investments on the combined statements of operations.
Equity method investments consisted of the following:

	Ownership percentage	Balance as of December 31,		Share of income for the year ended December 31,
(In millions, except for percentage data)		2024	2023	2024	2023	2022
Quality Concrete Inc.	47%	$20	$22	$3	$2	$2
Nelson Aggregate Co Partnership	50%	17	19	6	6	6
Others		19	20	4	5	5
Total		$56	$61	$13	$13	$13